Calfee, Halter & Griswold LLP
Attorneys at Law

ahall@calfee.com	1400 KeyBank Center
216.622.8667 Direct	800 Superior Avenue
Cleveland, Ohio 44114-2688
216.622.8200 Phone
216.241.0816 Fax
www.calfee.com
January 28, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Re:	Agilysys, Inc.
Commission File No. 000-5734
Preliminary Proxy Materials
Ladies and Gentlemen:
     On behalf of Agilysys, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Annual Meeting of Shareholders, Proxy Statement and Proxy relating to the Company’s 2008 Annual Meeting of Shareholders to be held on March 26, 2009 (the “Annual Meeting”).
     In accordance with the Notes to Rule 14a-6(a), the Company hereby informs the Commission that these preliminary proxy materials are only being filed because the Company has commented on or referred to a solicitation in opposition in connection with the Annual Meeting.
     Please call the undersigned at (216) 622-8667 if you have any questions or comments regarding this matter.
Very truly yours,
/s/ Arthur C. Hall III
Arthur C. Hall III